Acquisitions - Summary of Fair Value of Acquired Identifiable Intangible Assets and Weighted-Average Useful Life (Details) (10-K) - USD ($) $ in Thousands	Apr. 18, 2019	Jul. 02, 2018
Passportal Inc.
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 3,700
Weighted-average useful life	2 years 8 months 12 days
Passportal Inc. | Developed product technologies
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 2,700
Weighted-average useful life	3 years
Passportal Inc. | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 1,000
Weighted-average useful life	2 years
Trusted Metrics
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value		$ 5,000
Weighted-average useful life		4 years 9 months 18 days
Trusted Metrics | Developed product technologies
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value		$ 3,900
Weighted-average useful life		5 years
Trusted Metrics | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value		$ 1,100
Weighted-average useful life		4 years